Share capital (Tables)	12 Months Ended
Jun. 30, 2019
Share capital.
Schedule of share capital

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Issued share capital (as per statement of changes in equity)*	9 888	15 775	29 282

Number of shares

for the year ended 30 June	2019	2018	2017

Authorised
Sasol ordinary shares of no par value	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value	28 385 646	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	158 331 335	158 331 335	18 923 764

	1 314 407 571	1 314 407 571	1 175 000 000

Issued
Shares issued at beginning of year	645 560 928	679 822 439	679 775 162
Issued in terms of the employee share schemes	1 566 581	1 776 361	47 277
Repurchase and cancellation of shares*	(16 085 199)	(43 503 454)	—
Issued in terms of Sasol Khanyisa	(13 992)	7 465 582	—

Shares issued at end of year	631 028 318	645 560 928	679 822 439

Comprising
Sasol ordinary shares of no par value	624 696 971	623 081 550	651 436 793
Sasol preferred ordinary shares of no par value	—	16 085 199	25 547 081
Sasol BEE ordinary shares of no par value	6 331 347	6 394 179	2 838 565

	631 028 318	645 560 928	679 822 439

Unissued shares
Sasol ordinary shares of no par value	502 993 619	504 609 040	476 253 797
Sasol preferred ordinary shares of no par value	28 385 646	12 300 447	2 838 565
Sasol BEE ordinary shares of no par value	151 999 988	151 937 156	16 085 199

	683 379 253	668 846 643	495 177 561

*On 7 September 2018, 16 085 199 preferred ordinary shares were repurchased from Inzalo Public Funding (RF) Proprietary Limited at a purchase price of R542,11 per share as per the shareholders authorisation obtained at the Annual General Meeting held on 17 November 2017, which had the effect that these shares were cancelled and restored to authorised share capital.

On 26 June 2018, 9 461 882 Sasol Limited preferred ordinary shares were repurchased from Inzalo Groups Funding at a purchase price of R475,03 per share as per the shareholders authorisation obtained at the Annual General Meeting held on 17 November 2017, which had the effect that these shares were cancelled and restored to authorised share capital.

On 4 June 2018, 25 231 686 Sasol Limited ordinary shares were repurchased from the Inzalo Employee schemes at a nominal value of R0,01 per share (as per Sasol’s rights of repurchase under the Inzalo Employee schemes trust deeds). The Inzalo Employee scheme participants did not receive a distribution of Sasol Limited ordinary shares.

On 26 February 2018, 8 809 886 Sasol Limited ordinary shares were repurchased from its wholly owned subsidiary, Sasol Investment Company (Pty) Ltd as per shareholders approval obtained at the Annual General Meeting held on 17 November 2017, which had the effect that these shares were cancelled and restored. At 30 June 2016, these shares represented 1,43% of the issued share capital of the company, excluding the Sasol Inzalo share transaction.